Prepayments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments [Abstract]
Software license	R$ 3,631	R$ 2,750
Insurance	851	2,998
Other	1,098	942
Total	5,580	6,690
Current	5,157	5,571
Non-current	R$ 423	R$ 1,119